Property Plant and Equipment (Narrative) (Detail) - Dominion Energy Gas Holdings, LLC - Oil and Gas Properties $ in Millions	1 Months Ended							3 Months Ended
	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) a field	Mar. 31, 2018 USD ($) a field	Feb. 28, 2018 USD ($)	Jan. 31, 2018 a	Aug. 31, 2017 USD ($) a	Dec. 31, 2013 USD ($) a	Dec. 31, 2017 USD ($)	Nov. 30, 2014 a field
Marcellus Shale
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a		9,000			18,000		100,000		24,000
Amount of consideration		$ 6		$ 28
Period for payments related to conveyance of natural gas storage fields							9 years
Gas and oil area developed net remaining interest conveyed percentage					50.00%
Gain on sale		6
After tax gain on sale		$ 4
Number of natural gas storage fields | field		1							1
Marcellus Shale | Other operations and maintenance
Property Plant And Equipment [Line Items]
Gain on sale				28
After tax gain on sale				$ 20
Marcellus Shale | Maximum [Member]
Property Plant And Equipment [Line Items]
Amount of consideration							$ 200
Marcellus Shale | Amended Agreement to Extend Conveyance of Development Rights
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a						70,000
Gas and oil area developed net remaining interest conveyed percentage						68.00%
Total consideration	$ 65					$ 130		$ 65
Marcellus Shale | Final Conveyance | Amended Agreement to Extend Conveyance of Development Rights
Property Plant And Equipment [Line Items]
Gain on sale	65
After tax gain on sale	$ 47
Utica and Point Pleasant Shale
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a			11,000
Amount of consideration			$ 16
Gain on sale			16
After tax gain on sale			$ 12
Number of natural gas storage fields | field			1
Proceeds from assignment of Shale Development Rights			$ 16